Goodwill and Finite Lived Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 204,000	$ 204,000
Impairment	$ 87,000	$ 216,000